Business Combinations - Additional Information (Detail)	1 Months Ended								1 Months Ended										12 Months Ended																		1 Months Ended
	Aug. 13, 2012 PriceSpective LLC USD ($)	Sep. 30, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Sep. 30, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jul. 31, 2012 Firecrest Clinical Limited USD ($)	Jul. 31, 2012 Firecrest Clinical Limited EUR (€)	Sep. 30, 2012 Firecrest Clinical Limited USD ($)	Sep. 30, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Sep. 30, 2012 Oxford Outcomes Limited USD ($)	Sep. 30, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Sep. 30, 2012 Oxford Outcomes Limited Maximum USD ($)	Sep. 30, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2011 Oxford Outcomes Limited Maximum GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 01, 2012 Subsequent Event Oxford Outcomes Limited USD ($)	Oct. 01, 2012 Subsequent Event Oxford Outcomes Limited GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired			100.00%			100.00%									100.00%	100.00%											80.00%	80.00%
Cash consideration			$ 37,132,000			$ 9,000,000									$ 24,463,000	€ 17,000,000											$ 27,585,000	£ 17,800,000							$ 6,000,000	£ 3,800,000
Additional consideration				15,000,000			7,000,000										46,800,000	33,000,000											12,600,000	8,000,000	6,300,000	4,000,000	6,300,000	4,000,000
Further consideration paid in relation to certain performance milestones achieved	5,000,000								12,500,000	10,000,000									6,300,000	4,000,000																	3,300,000	2,000,000
Additional consideration liability		10,000,000			7,000,000						25,000,000	19,300,000			44,000,000	31,300,000					6,400,000	4,000,000
Addition of new employees								100
First element of additional consideration paid													4,000,000	3,000,000
Additional amount Company paid on completion of working capital review													$ 500,000	€ 400,000									$ 1,200,000	£ 800,000	$ 5,100,000	£ 3,300,000